TRADE ACCOUNTS AND OTHER ACCOUNTS RECEIVABLE (Details) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current
Trade debtors, Net	$ 282,453,556	$ 251,169,538
Other debtors, Net	44,195,220	41,973,516
Other accounts receivable, Net	6,182,312	5,749,110
Total trade debtors and other accounts receivable, Net	332,831,088	298,892,164
Trade debtors, Gross	286,866,555	255,616,735
Other debtors, Gross	44,566,923	42,135,933
Other accounts receivable, Gross	6,392,415	5,834,787
Total trade debtors and other accounts receivable, Gross	337,825,893	303,587,455
Non-current
Trade debtors, Net	113,966	94,190
Other debtors, Net	212,749	277,077
Other accounts receivable, Net	9,008	134
Total trade debtors and other accounts receivable, Net	335,723	371,401
Trade debtors, Gross	113,966	94,190
Other debtors, Gross	212,749	277,077
Other accounts receivable, Gross	9,008	134
Total trade debtors and other accounts receivable, Gross	$ 335,723	$ 371,401